Risk-Based Capital (Details Textual)	3 Months Ended
Mar. 31, 2015
Schedule of regulatory matters [Line Items]
Ratio Of Common Equity Tier 1 Capital To Risk Weighted Assets	2.50%
Well Capitalized Cet 1 Ratio	6.50%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	4.50%
Tier One Leverage Capital Required To Be Well Capitalized To Average Assets	8.00%
Tier One Risk Based Capital Required To Be Well Capitalized To Risk Weighted Assets	10.00%
Capital Required For Capital Adequacy To Risk Weighted Assets	5.00%
Description of Regulatory Requirements, Capital Adequacy Purposes	increases the minimum Tier 1 capital ratio (from 4% to 6% of risk-weighted assets), imposes a minimum leverage ratio of 4.0%, and changes the risk-weight of certain assets to better reflect credit risk and other risk exposures. These include, among other things, a 150% risk weight for certain high volatility commercial real estate acquisition, development and construction loans and for non-residential mortgage loans that are 90 days past due or otherwise in non-accrual status, and a 20% credit conversion factor for the unused portion of a commitment with an original maturity of one year or less that is not unconditionally cancellable.